Related party transactions - Disclosure Of Key Management Compensation (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of key management personnel compensation [Line Items]
Base compensation	¥ 1,425	¥ 1,107	¥ 1,226
Bonus	1,607	1,054	397
Share compensation	1,940	1,862	808
Total	¥ 4,972	¥ 4,024	¥ 2,430